LONG-TERM LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2017
LONG-TERM LOAN RECEIVABLE
LONG-TERM LOAN RECEIVABLE

5.  LONG-TERM LOAN RECEIVABLE

In April, 2015, the Company provided a 3-year loan to eHi Car Services Limited (“eHi”) for a total amount of RMB300 million. The annual interest rate of the loan is 6.9% and will be received at the end of every quarter. For the year ended December 2016, eHi repaid the loan with amount of RMB200 million. The remaining RMB100 million will be collected in 2018 and is classified as other current assets. Other long-term loan receivables as at December 31, 2016 and 2017 are not individually material.